Cash flow information	12 Months Ended
Jun. 30, 2019
Statement Of Cash Flows [Abstract]
Cash flow information

8. Cash flow information

(in U.S. dollars, in thousands)	As of June 30,
(a) Reconciliation of cash and cash equivalents	2019	2018	2017
Cash at bank	50,005	37,221	7,722
Deposits at call	421	542	38,039
	50,426	37,763	45,761

(in U.S. dollars, in thousands)	Year Ended June 30,
(b) Reconciliation of net cash flows used in operations with loss after income tax	2019	2018	2017
Loss for the period	(89,799)	(35,290)	(76,815)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	2,139	2,650	3,057
Foreign exchange (gains)/losses	(154)	(160)	38
Finance costs	6,914	725	—
Remeasurement of borrowing arrangements	376	—	—
Remeasurement of contingent consideration	6,264	(10,541)	130
Payment under a license agreement paid in shares	—	1,000	—
Payment for services rendered in shares	620	—	—
Equity settled share-based payment	4,368	6,199	5,276
Deferred tax benefit	(8,955)	(30,664)	(13,400)
Change in operating assets and liabilities:
(Increase)/decrease in trade and other receivables	4,974	(6,093)	(859)
(Increase)/decrease in prepayments	5,237	1,503	(10,201)
Decrease/(increase) in tax assets	1,729	(1,807)	1,282
Increase/(decrease) in trade creditors and accruals	(3,972)	(4,464)	(5,740)
Increase/(decrease) in provisions	2,469	1,930	1,761
Increase/(decrease) in deferred consideration	10,000	—	—
Net cash outflows used in operations	(57,790)	(75,012)	(95,471)